Basis of Preparation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Basis of Preparation and Significant Accounting Policies
Note 2 - Basis of Preparation and Significant Accounting Policies

The accounting policies applied by the Company in these condensed consolidated unaudited interim financial statements are the same as those applied by the Company in its annual financial statements for 2022.

A.          Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the Company’s financial statements as at and for the year ended December 31, 2022 (hereinafter – “the annual financial statements”).

These condensed consolidated interim financial statements were authorized for issue on September 28, 2023.

B.          Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to exercise judgment when making assessments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Company’s accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the annual financial statements.

C.          Initial application of new standards, amendments to standards and interpretations

Amendment to IAS 12, Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (“the Amendment”) –

The Amendment narrows the scope of the exemption from recognizing deferred taxes as a result of temporary differences created at the initial recognition of assets and liabilities, so that it does not apply to transactions that give rise to equal and offsetting temporary differences.

As a result, companies will need to recognize a deferred tax asset or a deferred tax liability for these temporary differences at the initial recognition of transactions that give rise to equal and offsetting temporary differences, such as lease transactions and provisions for decommissioning and restoration.

The Amendment is effective for annual periods beginning on or after January 1, 2023 for deferred taxes arising from leases and from decommissioning and restoration liabilities. The Amendment is applied by amending the opening balance of retained earnings for the earliest comparative data presented or adjusting a different component of equity in the period the Amendment was first adopted.

Application of the Amendment did not have a material effect on the financial statements.